Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 16,692	€ 14,961
Ending balance	23,137	16,692	€ 14,961
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,195	37,624	34,506
Additions	10,392	5,312	4,458
Sales and disposals	(1,311)	(861)	(1,420)
Reclassifications			(1)
Translation differences	46	120	81
Ending balance	51,321	42,195	37,624
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,502	22,663	20,724
Depreciation	3,974	3,633	3,322
Sales and disposals	(1,310)	(855)	(1,415)
Translation differences	18	61	34
Ending balance	28,184	25,502	22,663
Land and building improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,394	2,387
Ending balance	2,325	2,394	2,387
Land and building improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,736	4,412	4,049
Additions	275	324	296
Reclassifications			67
Ending balance	5,011	4,736	4,412
Land and building improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,342	2,025	1,753
Depreciation	344	316	272
Translation differences		1
Ending balance	2,686	2,342	2,025
Installation and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,565	11,481
Ending balance	14,628	12,565	11,481
Installation and machinery [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,060	29,733	26,588
Additions	4,674	3,178	3,325
Sales and disposals	(486)	(844)	(1,315)
Reclassifications	753	881	1,064
Translation differences	29	112	70
Ending balance	38,031	33,060	29,733
Installation and machinery [member] | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,495	18,252	16,718
Depreciation	3,377	3,027	2,752
Sales and disposals	(485)	(838)	(1,315)
Reclassifications			67
Translation differences	16	53	29
Ending balance	23,403	20,495	18,252
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	802	789
Ending balance	1,632	802	789
Furniture, fixtures & vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,209	2,973	2,695
Additions	1,039	246	210
Sales and disposals	(826)	(17)	(105)
Reclassifications	13		167
Translation differences	16	7	6
Ending balance	3,452	3,209	2,973
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,407	2,184	2,130
Depreciation	236	234	243
Sales and disposals	(826)	(17)	(100)
Reclassifications			(93)
Translation differences	2	7	5
Ending balance	1,819	2,407	2,184
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	930	302
Ending balance	4,552	930	302
Other tangible assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,189	505	1,174
Additions	4,404	1,564	627
Reclassifications	(766)	(881)	(1,299)
Translation differences		1	4
Ending balance	4,827	1,189	505
Other tangible assets | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	258	203	122
Depreciation	17	55	55
Reclassifications			26
Ending balance	€ 275	€ 258	€ 203